Deferred and current taxation - Deferred tax changes (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Property, plant and equipment	€ (21.9)	€ (14.4)	€ 2.7
Right of use assets & lease liabilities	0.6	(1.1)
Deferred tax asset on net operating losses	(138.7)	(10.4)	(43.2)
Derecognition of deferred tax asset	53.7
Share based payments	0.1	(4.0)
Deferred tax credit	(99.1)	(22.8)	(33.4)
IFRS 15
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accounting policy transition adjustment	€ 7.1	€ 7.1	€ 7.1